PGIM 60 40 Allocation Fund Expense Example - PGIM 60 40 Allocation Fund - R6	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 630